LEASES - Lease obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Lease liabilities included in the statement of financial position
Current	$ 20,852	$ 14,693
Lease obligations (Note 12)	99,423	102,135
Total lease obligations	$ 120,275	$ 116,828